Capital Structure (Details) - USD ($)	6 Months Ended	8 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2015	May. 12, 2014
Common Shares - Class A
Class of Stock
Share buyback program - shares repurchased and retired	30,000
Common stock - shares outstanding		24,809,142	24,909,142
Share Buyback Program
Class of Stock
Share buyback program - authorized amount				$ 10,000,000
Share buyback program - shares repurchased and retired		30,000
Average price per share (common shares purchased and cancelled)		$ 5.682